ACCOUNTS PAYABLE - ageing analysis of the trade payable (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
ACCOUNTS PAYABLE
Accounts payable	¥ 9,492,629	$ 1,300,485	¥ 6,328,516
Up to 3 months
ACCOUNTS PAYABLE
Accounts payable	9,116,991		5,980,363
3 months to 1 year
ACCOUNTS PAYABLE
Accounts payable	210,375		221,018
Over 1 year
ACCOUNTS PAYABLE
Accounts payable	¥ 165,263		¥ 127,135